Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Voyage Expenses [Abstract]
Voyage Expenses	$ 2,576	$ 978
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	836	705
Spot Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	1,371	0
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage Expenses	$ 369	$ 273